Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING EXPENSES
General and administrative expense	$ 52,579	$ 59,322	$ 107,988
Total operating expenses	52,579	59,322	107,988
LOSS FROM OPERATIONS	(52,579)	(59,322)	(107,988)
OTHER INCOME
Interest income	167	275	497
Total other income	167	275	497
INCOME TAX
NET LOSS	(52,412)	(59,047)	(107,491)
Less: Net loss attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(52,412)	(59,047)	(107,491)
Dividend on preferred stock	(234,475)	(234,475)	(234,475)
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD. COMMON STOCKHOLDERS	(286,887)	(293,522)	(341,966)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(69,144)	76,067	71,908
COMPREHENSIVE LOSS ALLOCATED TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	$ (356,031)	$ (217,455)	$ (270,058)
NET LOSS PER SHARE ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.
Per common stock - Basic and Diluted	$ (0.004)	$ (0.003)	$ (0.003)
Weighted average shares outstanding	83,173,778	83,173,778	83,173,778